Consolidated Statements of Financial Position (Details) - Schedule of right-of-use assets - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Financial Position (Details) - Schedule of right-of-use assets [Line Items]
Net book value	€ 1,311,809	€ 1,408,078
Cost [Member]
Consolidated Statements of Financial Position (Details) - Schedule of right-of-use assets [Line Items]
Balance, beginning	2,409,399	1,168,512
Additions	281,429	1,225,110
Exchange differences	13,645	15,777
Balance, ending	2,704,473	2,409,399
Accumulated depreciation [Member]
Consolidated Statements of Financial Position (Details) - Schedule of right-of-use assets [Line Items]
Balance, beginning	(1,001,321)	(621,818)
Depreciation charge for the year	(384,432)	(371,551)
Exchange differences	(6,911)	(7,952)
Balance, ending	(1,392,664)	(1,001,321)
Building [Member]
Consolidated Statements of Financial Position (Details) - Schedule of right-of-use assets [Line Items]
Net book value	1,292,717	1,358,962
Building [Member] | Cost [Member]
Consolidated Statements of Financial Position (Details) - Schedule of right-of-use assets [Line Items]
Balance, beginning	2,284,269	1,059,826
Additions	281,429	1,208,665
Exchange differences	13,645	15,777
Balance, ending	2,579,342	2,284,269
Building [Member] | Accumulated depreciation [Member]
Consolidated Statements of Financial Position (Details) - Schedule of right-of-use assets [Line Items]
Balance, beginning	(925,306)	(574,457)
Depreciation charge for the year	(354,408)	(342,897)
Exchange differences	(6,911)	(7,952)
Balance, ending	(1,286,625)	(925,306)
Cars [Member]
Consolidated Statements of Financial Position (Details) - Schedule of right-of-use assets [Line Items]
Net book value	19,092	49,116
Cars [Member] | Cost [Member]
Consolidated Statements of Financial Position (Details) - Schedule of right-of-use assets [Line Items]
Balance, beginning	125,130	108,685
Additions		16,445
Exchange differences
Balance, ending	125,130	125,130
Cars [Member] | Accumulated depreciation [Member]
Consolidated Statements of Financial Position (Details) - Schedule of right-of-use assets [Line Items]
Balance, beginning	(76,015)	(47,361)
Depreciation charge for the year	(30,024)	(28,654)
Exchange differences
Balance, ending	€ (106,039)	€ (76,015)